Equity - Employee Equity Awards, Options (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($) $ / shares shares
Equity [Abstract]
Outstanding at beginning of year, Number | shares	1,500,864
Granted, Number | shares	10,393
Exercised, Number | shares	(683,374)
Forfeited or expired, Number | shares	(51,304)
Outstanding at end of year, Number | shares	776,579
Exercisable at end of year, Number | shares	474,563
Outstanding at beginning of year, Weighted average exercise price | $ / shares	$ 11.63
Granted, Weighted average exercise price | $ / shares	27.45
Exercised, Weighted average exercise price | $ / shares	10.44
Forfeited or expired, Weighted average exercise price | $ / shares	12.43
Outstanding at end of year, Weighted average exercise price | $ / shares	12.83
Exercisable at end of year, Weighted average exercise price | $ / shares	$ 11.77
Outstanding at end of year, Weighted average remaining contractual term	3 years 7 months 24 days
Exercisable at end of year, Weighted average remaining contractual term	3 years 1 month 24 days
Outstanding at end of year, Aggregate intrinsic value | $	$ 15,982
Exercisable at end of year, Aggregate intrinsic value | $	$ 10,272